Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
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Current financial assets and Cash and cash equivalents
Note 11. Current financial assets and Cash and cash equivalents

As of December 31, 2019	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	20,385	—	20,385
Cash and cash equivalents	340,522	—	340,522

Current financial assets and cash and cash equivalents	360,907	—	360,907

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

11.1 Current financial assets
Accounting policies
Current financial assets include current restricted cash for $15.4 million and other current financial assets for $11.7 million related to a Calyxt’s short-term investment.
As of December 31, 2020, restricted cash consists of:

i.	deposit to secure commitment to supplier regarding the manufacturing facility construction for $15 million classified as short-term restricted cash included within current financial assets, and

ii.	deposits to secure a Calyxt furniture and equipment sale-leaseback for $1.0 million of which $0.4 million are classified as short-term restricted cash included within current financial assets.

As of December 31, 2019, restricted cash consists of deposit to secure commitment to supplier regarding the manufacturing facility construction for $20 million classified as short-term restricted cash included within current financial assets and deposits to secure a Calyxt furniture and equipment sale-leaseback for $1.4 million of which $0.4 million are classified as short-term restricted cash included within current financial assets.
Financial assets are measured at fair value through profit or loss in accordance with IAS 39 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships.
IFRS 13 (Fair Value Measurement) requires counterparty and own credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly-available statistical data.
11.2 Cash and cash equivalents
Accounting policy
Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.
Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Cash and bank accounts	270,630	164,586
Money market funds	13,722	13,977
Fixed bank deposits	56,170	62,585

Total cash and cash equivalents	340,522	241,148

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed original terms that are less than three months or are readily convertible to a known amount of cash.